Other income (expense)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other income (expense)
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2014	2013	2012
Investment and interest income	$66	$84	$82
Foreign exchange gains (losses) [1]	54	(254)	(116)
License fee income	128	114	99
Gains (losses) on sale of securities and affiliated companies	36	21	4
Miscellaneous income (loss)	(45)	—	61
Total	$239	$(35)	$130

[1]	Includes gains (losses) from foreign exchange derivative contracts. See Note 3 for further details.